Schedule of Investments (unaudited) May 31, 2020	iShares® Currency Hedged MSCI Germany ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI Germany ETF(a)	3,657,374	$94,323,675

Total Investment Companies — 99.7% (Cost: $117,216,236)		94,323,675

Total Investments in Securities — 99.7% (Cost: $117,216,236)		94,323,675

Other Assets, Less Liabilities — 0.3%		249,064

Net Assets — 100.0%		$94,572,739

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold	Shares Held at 05/31/20	Value at 05/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	75,000	—	(75,000)	—	$—	$857	$—	$—
iShares MSCI Germany ETF	5,844,757	2,919,909	(5,107,292)	3,657,374	94,323,675	—	(11,494,199)	9,321,763

					$94,323,675	$857	$(11,494,199)	$9,321,763

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,320,000	USD	2,551,878	BNP	06/03/20	$23,489
EUR	7,888,000	USD	8,645,760	CSI	06/03/20	110,487
EUR	7,793,000	USD	8,558,410	SSB	06/03/20	92,379
EUR	11,258,000	USD	12,240,643	UBS	06/03/20	256,545
EUR	1,744,000	USD	1,935,999	RBS	07/03/20	1,156
USD	4,760,399	EUR	4,277,000	BOA	07/03/20	9,705
USD	69,662,920	EUR	62,587,750	CITI	07/03/20	143,337
USD	22,234,286	EUR	19,977,250	MS	07/03/20	44,479

						681,577

EUR	62,587,750	USD	69,620,798	CITI	06/03/20	(143,900)
EUR	19,977,250	USD	22,221,360	MS	06/03/20	(45,178)
USD	11,006,418	EUR	10,094,000	BNP	06/03/20	(198,647)
USD	9,035,621	EUR	8,245,000	BOA	06/03/20	(116,921)
USD	3,814,776	EUR	3,489,000	HSBC	06/03/20	(58,265)
USD	40,342,153	EUR	37,145,750	JPM	06/03/20	(892,298)
USD	49,926,351	EUR	46,001,250	MS	06/03/20	(1,138,340)
USD	82,312	EUR	75,000	RBS	06/03/20	(943)
USD	3,725,093	EUR	3,409,000	SSB	06/03/20	(59,142)
USD	3,635,702	EUR	3,365,000	UBS	06/03/20	(99,689)

						(2,753,323)

	Net unrealized depreciation					$(2,071,746)

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Currency Hedged MSCI Germany ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$94,323,675	$—	$—	$94,323,675

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$681,577	$—	$681,577
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,753,323)	—	(2,753,323)

	$—	$(2,071,746)	$—	$(2,071,746)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

CITI	Citibank N.A.

CSI	Credit Suisse International

HSBC	HSBC Bank PLC

Currency Abbreviations

EUR	Euro

USD	United States Dollar

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

UBS	UBS AG

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